Redeemable Non-Controlling Interests (Details) ¥ in Thousands		12 Months Ended
	Oct. 31, 2020 CNY (¥) shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)	Oct. 31, 2025 CNY (¥)	Mar. 31, 2023 CNY (¥)
Redeemable non-controlling interests [Line Items]
Recognized accretion redemption value		¥ 500	¥ 800	¥ 800
Redeemable non-controlling interest			¥ 8,804	¥ 7,963		¥ 9,300	¥ 7,197
Interest expense		420
Amount bonds payable		¥ 9,700
Yoken Holding Limited [Member]
Redeemable non-controlling interests [Line Items]
Redeemable preferred shares (in Shares) | shares	120,000
Amount of redeemable preferred shares	¥ 6,000
Percentage of preferred shares redeemable at redemption price measured by Interest per year Since Issuance of shares		10.00%